Summary of significant accounting policies - Revenue recognition (Details) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2020 USD ($) service member	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Revenue Recognition
Number of electric distribution cooperative members | member	38
Number of services provided | service	2
Energy supplied to members, percent	57.00%	58.00%	57.00%
Minimum margins for interest ratio under the first mortgage indenture	1.10	1.10	1.10
Targeted margins for interest ratio	1.14	1.14
Refund liability	$ 32,318	$ 14,989		$ 14,989
Total revenues	1,377,618	1,430,292	$ 1,480,113
Vogtle Units No. 3 & No. 4
Operating revenues
Recovery of financing costs	14,684	14,943	12,229
Cumulative recovery of financing costs	$ 95,943
Additional collection period (in years)	5 years
Billed amount	$ 125,842	73,051	15,435	$ 214,328
Members
Revenue Recognition
Total revenues	$ 1,377,010	$ 1,429,852	$ 1,479,379
Jackson EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)	15.20%	14.40%	14.10%
Cobb EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)	13.20%	13.80%	13.90%
Capacity revenues | Members
Revenue Recognition
Total revenues	$ 971,071	$ 942,057	$ 927,419
Energy revenues | Members
Revenue Recognition
Total revenues	$ 405,939	$ 487,795	$ 551,960